Income Taxes (Details) - Schedule of deferred tax asset - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Allowance for doubtful accounts	$ 56	$ 133
Net operating loss carry forwards		627
Total deferred tax assets, net	$ 56	$ 760